Principal Accounting Policies (Shared-based compensation, Narrative) (Details)	12 Months Ended				1 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Feb. 28, 2010 Stock options [Member] USD ($)	Dec. 31, 2009 Stock options [Member] USD ($)	Feb. 28, 2009 Stock options [Member] USD ($)	Dec. 31, 2011 Stock options [Member] USD ($) years	Dec. 31, 2011 Stock options [Member] CNY	Dec. 31, 2011 Restricted stock units (RSUs) [Member] USD ($) years	Dec. 31, 2010 Restricted stock units (RSUs) [Member] USD ($)	Dec. 31, 2011 Ctrip 2005 Option Plan [Member]	Nov. 05, 2004 Ctrip 2005 Option Plan [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member]	Oct. 17, 2007 Ctrip 2007 Incentive Plan [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member] Stock options [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member] Restricted stock units (RSUs) [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Number of ordinary shares reserved for future issuances of options													3,000,000		1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans														1,000,000
Number of option outstanding under share incentive plans	5,433,541	4,414,481	3,387,410	3,098,289								1,242,025		4,191,517
Number of RSUs outstanding under share incentive plans														190,916
Vesting period																4 years	4 years
Amount of options modified					28,000,000		1,600,000
Incremental compensation cost over remaining vesting periods of three years to four years on modified options							$ 15,000,000
Amount of unvested options modified					2,300,000
Amount of vested options modified					500,000	600,000
Incremental compensation cost of unvested options					2,700,000
Incremental compensation cost of vested options					2,200,000	2,600,000
Pre-vesting rorfeiture rate assumptions	8.00%
Closing stock price	$ 93.6
Total intrinsic value of options exercised	25,000,000	24,000,000	46,000,000
Weighted average fair value of options granted	$ 64.79	$ 61.02	$ 25.34
Requisite service period										4 years
Restricted share units granted to employees										188,407	8,600
Share-based compensation expense										22,500,000	1,200,000
Total unrecognized compensation cost								129,300,000		21,000,000
Weighted average recognized period, in years								2.4	2.4	3.6
Total cash received from the exercise of share options								$ 8,600,000	54,416,536